Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	23.50%			8.10%	10.37%
Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%			8.18%	9.63%
InstitutionalClass
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%			8.70%	10.16%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%		13.81%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%			10.14%	9.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%			12.78%	15.37%
S&P 500 Index Inv
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%			12.78%	15.37%
S&P 500 Index Inst
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%			12.78%	15.37%
C B O E Buy Write [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%	13.00%
S&P500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	21.36%
S&P 500Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%			12.78%	15.37%